Investment Property - Summary of Changes in Investment Property (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investment Property [Line Items]
Beginning balance	$ 7,421,940	$ 6,795,155
Depreciation expense	(19,812)	(19,812)
Reversals of value impairment loss recognized in the income statement	136,877	646,597
Ending balance	7,539,005	7,421,940
Gross Carrying Amount [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	9,189,377	9,189,377
Ending balance	9,189,377	9,189,377
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	(1,767,437)	(2,394,222)
Depreciation expense	(19,812)	(19,812)
Reversals of value impairment loss recognized in the income statement	136,877	646,597
Ending balance	$ (1,650,372)	$ (1,767,437)